JPT
Nuveen Preferred and Income 2022 Term Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 124.6% (99.6% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 79.4% (63.5% of Total Investments)
	Automobiles – 2.9%
$750	General Motors Financial Co Inc	5.700%	N/A (3)	BB+	$838,125
3,754	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	4,073,090
	Total Automobiles				4,911,215
	Banks – 31.4%
1,375	Bank of America Corp	6.300%	N/A (3)	BBB	1,608,320
480	Bank of America Corp	6.100%	N/A (3)	BBB	538,200
855	Bank of America Corp	6.250%	N/A (3)	BBB	953,325
1,645	Bank of America Corp	6.500%	N/A (3)	BBB	1,896,191
625	CIT Group Inc	5.800%	N/A (3)	Ba3	646,875
315	Citigroup Inc, (3-Month LIBOR reference rate + 4.478% spread), (4)	4.672%	N/A (3)	BBB-	315,315
3,467	Citigroup Inc	5.950%	N/A (3)	BBB-	3,776,603
1,650	Citigroup Inc	6.300%	N/A (3)	BBB-	1,775,231
500	Citigroup Inc, (3-Month LIBOR reference rate + 4.095% spread), (4)	4.289%	N/A (3)	BBB-	500,500
1,430	Citigroup Inc	6.250%	N/A (3)	BBB-	1,666,379
2,190	Citigroup Inc	5.000%	N/A (3)	BBB-	2,299,500
890	Citizens Financial Group Inc	6.375%	N/A (3)	BB+	962,312
833	CoBank ACB, 144A	6.250%	N/A (3)	BBB+	932,710
1,610	Farm Credit Bank of Texas, 144A	5.700%	N/A (3)	Baa1	1,750,875
550	Fifth Third Bancorp	4.500%	N/A (3)	Baa3	586,438
625	Goldman Sachs Group Inc	3.800%	N/A (3)	BBB-	625,312
1,765	Huntington Bancshares Inc/OH	5.625%	N/A (3)	Baa3	2,054,460
3,175	JPMorgan Chase & Co	6.750%	N/A (3)	BBB+	3,528,219
2,270	JPMorgan Chase & Co	5.000%	N/A (3)	BBB+	2,392,671
1,125	JPMorgan Chase & Co	6.100%	N/A (3)	BBB+	1,224,844
3,745	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	4,142,906
465	M&T Bank Corp	6.450%	N/A (3)	Baa2	509,756
1,220	M&T Bank Corp	5.125%	N/A (3)	Baa2	1,334,375
525	PNC Financial Services Group Inc	6.750%	N/A (3)	Baa2	530,250
1,266	PNC Financial Services Group Inc	5.000%	N/A (3)	Baa2	1,408,425
750	Regions Financial Corp	5.750%	N/A (3)	BB+	836,250
540	SVB Financial Group	4.100%	N/A (3)	Baa2	544,050

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$835	Truist Financial Corp	5.050%	N/A (3)	Baa2	$865,033
3,865	Truist Financial Corp	4.800%	N/A (3)	Baa2	4,091,102
400	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (4)	1.331%	N/A (3)	A3	313,000
805	Wells Fargo & Co	7.950%	11/15/29	BBB	1,098,684
2,040	Wells Fargo & Co	5.875%	N/A (3)	Baa2	2,272,050
1,555	Wells Fargo & Co	5.900%	N/A (3)	Baa2	1,687,781
2,420	Wells Fargo & Co	3.900%	N/A (3)	Baa2	2,474,208
355	Zions Bancorp NA	5.800%	N/A (3)	BB+	366,538
355	Zions Bancorp NA	7.200%	N/A (3)	BB+	386,063
	Total Banks				52,894,751
	Capital Markets – 5.3%
610	Bank of New York Mellon Corp	4.700%	N/A (3)	Baa1	672,525
720	Charles Schwab Corp	4.000%	N/A (3)	BBB	739,843
1,975	Charles Schwab Corp	5.375%	N/A (3)	BBB	2,196,002
1,250	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	1,776,563
1,854	Goldman Sachs Group Inc	5.300%	N/A (3)	BBB-	2,076,480
1,328	Goldman Sachs Group Inc	5.500%	N/A (3)	BBB-	1,450,840
	Total Capital Markets				8,912,253
	Consumer Finance – 1.7%
1,060	Ally Financial Inc	4.700%	N/A (3)	BB-	1,074,522
575	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (4)	3.991%	N/A (3)	Baa3	570,515
1,055	Discover Financial Services	6.125%	N/A (3)	Ba2	1,189,512
	Total Consumer Finance				2,834,549
	Diversified Financial Services – 3.2%
580	Air Lease Corp	4.650%	N/A (3)	BB+	591,600
1,025	Capital Farm Credit ACA, 144A	5.000%	N/A (3)	BB	1,045,500
1,130	Equitable Holdings Inc	4.950%	N/A (3)	BBB-	1,216,163
2,360	Voya Financial Inc	6.125%	N/A (3)	BBB-	2,601,829
	Total Diversified Financial Services				5,455,092
	Electric Utilities – 3.8%
640	Edison International	5.375%	N/A (3)	BB+	662,125
1,170	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	1,223,083
3,320	Emera Inc	6.750%	6/15/76	BB+	3,843,232
695	Southern Co	4.000%	1/15/51	BBB	741,912
	Total Electric Utilities				6,470,352
	Food Products – 5.2%
2,005	Dairy Farmers of America Inc, 144A	7.125%	N/A (3)	BB+	2,005,000

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$2,120	Land O' Lakes Inc, 144A	7.250%	N/A (3)	BB	$2,210,100
1,550	Land O' Lakes Inc, 144A	8.000%	N/A (3)	BB	1,643,000
2,775	Land O' Lakes Inc, 144A	7.000%	N/A (3)	BB	2,844,375
	Total Food Products				8,702,475
	Independent Power & Renewable Electricity Producers – 0.7%
355	AES Gener SA, 144A	7.125%	3/26/79	BB	375,412
725	AES Gener SA, 144A	6.350%	10/07/79	BB	772,125
	Total Independent Power & Renewable Electricity Producers				1,147,537
	Industrial Conglomerates – 1.6%
2,932	General Electric Co, (3-Month LIBOR reference rate + 3.330% spread), (4)	3.514%	N/A (3)	BBB-	2,787,218
	Insurance – 15.0%
1,530	American International Group Inc	5.750%	4/01/48	Baa2	1,730,812
5,090	Assured Guaranty Municipal Holdings Inc, 144A	6.400%	12/15/66	BBB+	5,304,589
1,500	AXA SA	8.600%	12/15/30	A3	2,275,200
1,305	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	1,356,808
970	Enstar Finance LLC	5.750%	9/01/40	BB+	1,023,350
980	Fidelis Insurance Holdings Ltd, 144A	6.625%	4/01/41	BB+	985,512
1,855	Markel Corp	6.000%	N/A (3)	BBB-	2,040,574
900	MetLife Inc, 144A	9.250%	4/08/38	BBB	1,359,387
1,205	MetLife Inc	5.875%	N/A (3)	BBB	1,383,340
1,005	MetLife Inc	3.850%	N/A (3)	BBB	1,057,763
770	PartnerRe Finance B LLC	4.500%	10/01/50	Baa1	791,770
1,670	Provident Financing Trust I	7.405%	3/15/38	BB+	1,971,731
505	Prudential Financial Inc	3.700%	10/01/50	BBB+	521,413
940	QBE Insurance Group Ltd, 144A	5.875%	N/A (3)	Baa2	1,018,725
2,490	SBL Holdings Inc, 144A	7.000%	N/A (3)	BB	2,446,425
	Total Insurance				25,267,399
	Multi-Utilities – 2.7%
1,540	CenterPoint Energy Inc	6.125%	N/A (3)	BBB-	1,642,025
215	CMS Energy Corp	4.750%	6/01/50	Baa2	235,963
1,529	NiSource Inc	5.650%	N/A (3)	BBB-	1,597,805
930	Sempra Energy	4.875%	N/A (3)	BBB-	1,017,364
	Total Multi-Utilities				4,493,157
	Oil, Gas & Consumable Fuels – 1.5%
1,380	Enbridge Inc	5.750%	7/15/80	BBB-	1,521,878
465	MPLX LP	6.875%	N/A (3)	BB+	470,812

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$498	Transcanada Trust	5.500%	9/15/79	BBB	$539,200
	Total Oil, Gas & Consumable Fuels				2,531,890
	Trading Companies & Distributors – 3.4%
2,285	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	2,433,525
1,705	AerCap Holdings NV	5.875%	10/10/79	BB+	1,779,517
1,765	ILFC E-Capital Trust I, 144A	4.250%	12/21/65	BB+	1,500,780
	Total Trading Companies & Distributors				5,713,822
	U.S. Agency – 0.4%
615	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB+	662,662
	Wireless Telecommunication Services – 0.6%
905	Vodafone Group PLC	7.000%	4/04/79	BB+	1,103,122
	Total $1,000 Par (or similar) Institutional Preferred (cost $124,908,779)				133,887,494

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 38.3% (30.6% of Total Investments)
	Banks – 9.8%
21,700	Bank of America Corp	4.375%	BBB	$550,963
16,050	CoBank ACB, 144A, (5)	6.250%	BBB+	1,717,350
34,640	CoBank ACB, (5)	6.200%	BBB+	3,723,800
15,000	Farm Credit Bank of Texas, 144A, (5)	6.750%	Baa1	1,627,500
49,966	Fifth Third Bancorp	6.625%	Baa3	1,412,039
40,600	Huntington Bancshares Inc/OH	6.250%	Baa3	1,029,210
14,200	KeyCorp	6.125%	Baa3	426,000
100,000	Regions Financial Corp	6.375%	BB+	2,849,000
14,300	Regions Financial Corp	5.700%	BB+	393,679
25,994	Synovus Financial Corp	5.875%	BB-	693,520
29,500	Truist Financial Corp	4.750%	Baa2	782,340
16,400	Wells Fargo & Co	4.750%	Baa2	421,972
30,483	Wintrust Financial Corp	6.875%	BB	849,866
	Total Banks			16,477,239
	Capital Markets – 3.7%
7,777	Goldman Sachs Group Inc	5.500%	Ba1	210,757
42,974	Morgan Stanley	7.125%	Baa3	1,237,221
69,451	Morgan Stanley	6.875%	Baa3	1,940,461
54,400	Morgan Stanley	5.850%	Baa3	1,555,840
23,100	Morgan Stanley	6.375%	Baa3	654,885

Shares	Description (1)	Coupon	Ratings (2)	Value
	Capital Markets (continued)
22,821	State Street Corp	5.350%	Baa1	$666,829
	Total Capital Markets			6,265,993
	Consumer Finance – 0.6%
18,717	GMAC Capital Trust I	5.983%	BB-	479,904
19,400	Synchrony Financial	5.625%	BB-	512,548
	Total Consumer Finance			992,452
	Diversified Financial Services – 5.4%
32,213	AgriBank FCB, (5)	6.875%	BBB+	3,495,111
2,000	Compeer Financial ACA, 144A, (5), (6)	6.750%	BB+	2,140,000
26,200	Equitable Holdings Inc	5.250%	BBB-	683,296
99,201	Voya Financial Inc	5.350%	BBB-	2,815,325
	Total Diversified Financial Services			9,133,732
	Diversified Telecommunication Services – 0.3%
18,900	AT&T Inc	4.750%	BBB-	480,627
	Equity Real Estate Investment Trust – 1.3%
2,000	Firstar Realty LLC, 144A, (5)	8.875%	A3	2,120,000
	Food Products – 3.5%
26,859	CHS Inc	7.875%	N/R	763,870
68,707	CHS Inc	7.100%	N/R	1,892,191
31,132	CHS Inc	6.750%	N/R	857,686
81,867	CHS Inc	7.500%	N/R	2,334,847
	Total Food Products			5,848,594
	Insurance – 9.4%
63,100	American Equity Investment Life Holding Co	5.950%	BB	1,737,774
32,800	American Equity Investment Life Holding Co	6.625%	BB	920,368
71,888	Aspen Insurance Holdings Ltd	5.950%	BB+	1,944,571
74,900	Aspen Insurance Holdings Ltd	5.625%	BB+	1,981,105
12,000	Assurant Inc	5.250%	BB+	315,480
82,700	Athene Holding Ltd	6.350%	BBB-	2,359,431
41,700	Athene Holding Ltd	6.375%	BBB-	1,174,272
40,736	Delphi Financial Group Inc, (5), (6)	3.388%	BBB	865,640
31,900	Enstar Group Ltd	7.000%	BB+	919,039
65,687	Maiden Holdings North America Ltd	7.750%	N/R	1,576,488
50,002	Reinsurance Group of America Inc	5.750%	BBB+	1,408,556
28,300	Selective Insurance Group Inc	4.600%	BBB-	707,783
	Total Insurance			15,910,507
	Oil, Gas & Consumable Fuels – 2.1%
100,334	NuStar Energy LP	8.500%	B2	2,365,876
46,222	NuStar Energy LP	7.625%	B2	961,417

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
10,020	NuStar Logistics LP	6.918%	B	$242,284
	Total Oil, Gas & Consumable Fuels			3,569,577
	Thrifts & Mortgage Finance – 1.7%
15,135	Federal Agricultural Mortgage Corp	6.000%	N/R	429,077
86,431	New York Community Bancorp Inc	6.375%	Ba2	2,400,189
	Total Thrifts & Mortgage Finance			2,829,266
	Trading Companies & Distributors – 0.5%
32,771	Air Lease Corp	6.150%	BB+	880,229
	Total $25 Par (or similar) Retail Preferred (cost $62,530,402)			64,508,216

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 6.9% (5.5% of Total Investments)
	Banks – 1.7%
$1,695	Barclays Bank PLC, 144A	10.179%	6/12/21	BBB+	$1,712,379
1,000	Commerzbank AG, 144A	8.125%	9/19/23	Baa3	1,146,325
2,695	Total Banks				2,858,704
	Insurance – 5.0%
780	Aegon NV	5.500%	4/11/48	Baa1	883,874
3,125	Assurant Inc	7.000%	3/27/48	BB+	3,531,250
2,840	QBE Insurance Group Ltd, 144A	7.500%	11/24/43	Baa1	3,173,700
818	QBE Insurance Group Ltd	6.750%	12/02/44	BBB	919,432
7,563	Total Insurance				8,508,256
	Oil, Gas & Consumable Fuels – 0.2%
325	Enbridge Inc	6.000%	1/15/77	BBB-	349,913
$10,583	Total Corporate Bonds (cost $10,897,241)				11,716,873
	Total Long-Term Investments (cost $198,336,422)				210,112,583

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.5% (0.4% of Total Investments)
	REPURCHASE AGREEMENTS – 0.5% (0.4% of Total Investments)
$778	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/21, repurchase price $777,951, collateralized by $831,700, U.S. Treasury Notes, 0.500%, due 10/31/27, value $793,559	0.000%	5/03/21	$777,951
	Total Short-Term Investments (cost $777,951)			777,951
	Total Investments (cost $199,114,373) – 125.1%			210,890,534
	Borrowings – (26.0)% (7), (8)			(43,900,000)
	Other Assets Less Liabilities – 0.9% (9)			1,605,482
	Net Assets Applicable to Common Shares – 100%			$168,596,016

Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(53)	06/21	$(6,997,656)	$(7,117,191)	$119,535	$(2,484)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$133,887,494	$ —	$133,887,494
$25 Par (or similar) Retail Preferred	48,818,815	15,689,401	—	64,508,216
Corporate Bonds	—	11,716,873	—	11,716,873
Short-Term Investments:
Repurchase Agreements	—	777,951	—	777,951
Investments in Derivatives:
Futures Contracts*	119,535	—	—	119,535
Total	$48,938,350	$162,071,719	$ —	$211,010,069

*	Represents net unrealized appreciation (depreciation).

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	For fair value measurement disclosure purposes, investment classified as Level 2.
(6)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(7)	Borrowings as a percentage of Total Investments is 20.8%.
(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.